Supplement to New York Spinnaker Prospectus
                 Supplement dated May 1, 2006
        to Prospectus dated June 16, 1997 as supplemented

 The disclosure set forth below replaces and updates the information under the heading "EXPENSE TABLE" found in the prospectus and any prior supplements.
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         FIRST SYMETRA SEPARATE ACCOUNT S EXPENSE TABLE
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OWNER TRANSACTION EXPENSES (See Note 2)
Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)
   No charge for first 10% of contract value withdrawn in a contract year. Thereafter, the charge is:
     	year 1....8%	year 4....5%	year 7....2%
     	year 2....7%	year 5....4%	year 8....1%
     	year 3....6%	year 6....3%	year 9+...0%

Withdrawal Charge
   No charge for first withdrawal in a contract year; thereafter, the charge is $25 per withdrawal or, if less, 2% of the amount of the withdrawal.

Transfer Charge
   No charge for first 12 transfers in a contract year; thereafter, the charge is $10 per transfer or, if less, 2% of the amount transferred.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
   $30 per contract per contract year.
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SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)		Mortality and Expense Risk Charge.............	1.25%
							Asset Related Administration Charge...........	0.15%
							Total Separate Account Annual Expenses........	1.40%
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PORTFOLIO FEE WAIVERS AND EXPENSE REIMBURSEMENTS
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2005.  The table below shows the Total Annual Portfolio Operating
Expenses and for those portfolios where a contractual  agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor.  These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.  In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.  Such distribution or "12b-1" fees are disclosed in the table below.
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													Net Total
													Annual
										          Contractual   Portfolio
								                 Total    Expense  	Operating
PORTFOLIO EXPENSES				Management Distribution Other    Annual   Waiver or	Expenses (After
(as a percentage of average net assets)		Fees	   Fees  	Expenses Expenses Reimburse-	    any
								                          ment	        reimbursement
													and waiver
	    	    	        									agreements)
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American Century Investments VP Balanced 	0.89%	   None	        None	 0.89%	   --	        0.89%
Fund
American Century Investments VP International   1.23%	   None	        None	 1.23%	   --	        1.23%
Fund

Federated High Income Bond Fund II - Primary    0.60%	   None	       0.40% (2) 1.00% 	 -0.25%(1)      0.75%(1)
Shares (1)

Federated Capital Income Fund II (1)            0.75%(3)   None	       0.68%(2)  1.43%	 -0.42%(1)      1.01%(1)
Federated Internatinal Equity Fund (1)		1.00%	   None	       0.87%(2)  1.87%   -0.29%(1)      1.58%(1)


ING JPMorgan  Emerging Markets Equity 		1.25%	   None	       0.00%	 1.25%	   --	        1.25% (5)
Portfolio (4)
ING VP Natural Resources Portfolio (6)(7)	1.00%	   None	       0.33%(8)	 1.33%	 -0.15%	        1.18%

Pioneer Bond VCT Portfolio - Class I Shares 	0.50%	   None	       0.33%	 0.83%	 -0.21%(9)	0.62%
Pioneer Fund VCT Portfolio - Class I Shares 	0.65%	   None	       0.05%	 0.70%	   --	        0.70%
Pioneer Growth Opportunities VCT Portfolio  	0.74%	   None	       0.06%	 0.80%	 -0.01%(10)	0.79%
-- Class I Shares
Pioneer Mid Cap Value  VCT Portfolio - Class I 	0.65%	   None	       0.06%	 0.71%	   --	        0.71%
Shares
Pioneer Money Market VCT Portfolio - Class I 	0.40%	   None	       0.23%	 0.63%	   --	        0.63%
Shares

Pioneer Small Cap Value II VCT Portfolio -	0.75%	   None	       0.22%     0.97%     --           0.97%
Class I Shares
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The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

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(1) The percentages shown are based on expenses for the entire year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. For  Federated High Income Bond Fund II - Primary Shares the  Total Waiver of Fund
    Expenses  was 0.25% with the Total Actual Annual Fund Operation Expenses being 0.75%; for Federated Capital Income
    Fund II the  Total Waiver of Fund Expenses  was 0.42% with the Total Actual Annual Fund Operation Expenses being
    1.01%; and for Federated International Equity Fund II  the  Total Waiver of Fund Expenses  was 0.29% with the Total
    Actual Annual Fund Operation Expenses being 1.58%.

(2) Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries" herein.
    The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December
    31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary
    Shares during the fiscal year ending December 31, 2006.  Total other operating expenses for the fiscal year ended
    December 31, 2005 paid by the Fund's (after the voluntary waiver) were: 0.15% for Federated High Income Bond Fund II
    - Primary Shares; 0.39% for Federated Capital Income Fund II; and 0.58% for Federated International Equity Fund II.

(3) The Adviser voluntarily reimbursed a portion of the management fee.  The management fee paid by the Fund (after the voluntary reimbursement) was 0.62% for the fiscal year ended December 31, 2005.

(4) The Management Agreement between the Trust and its manager, Directed Services, Inc. ("DSI"), provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of DSI, including the cost of the Trustees and Officers Errors and Omissions
    Liability Insurance coverage, any taxes paid by the Portfolio, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures.
    The Portfolios would also bear any extraordinary expenses.

(5) For the ING JPMorgan Emerging Markets Equity Portfolio Class I, which had not had a full year of operations, operating expenses are based on estimated amounts for the current fiscal year end.

(6) The table shows the estimated operating expenses for shares of the Fund as a ratio of expenses to average daily net assets. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments, LLC, the investment adviser of the Fund, has agreed.

(7) ING Investments, LLC has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investment, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then-current term. The expense limitation agreement may be terminated by the Fund upon at least 90 days' prior written notice to ING
    Investments, LLC, or upon termination of the investment management agreement. In addition, effective January 1,
    2006, pursuant to a side agreement, ING Investment, LLC has lowered the expense limit for the Fund to 1.08% through at least December 31, 2006. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investment, LLC elects to renew it. If after December 31, 2006, ING Investments,
    LLC elects not to renew the side agreement, the expense limit will revert to the limitation under the Fund's expense limitation agreement of 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

(8) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund's average daily net assets.

(9) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed
    0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond such date.

(10)The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.79% of the average daily net assets attributable to Class I shares. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class' net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.



Explanation of Expense Table
1. The purpose of the Expense Table is to show the various expenses you will incur directly and indirectly by investing in the contract.  The Expense Table reflects expenses of the Separate Account as well as the portfolios.  Changes to the portfolio expenses affect the results of the expense Examples in your prospectus and any previous supplements.
   Although we have chosen not to update the Examples here, they still generally show how expenses and charges affect your contract value.
2. There are situations where all or some of the owner transaction expenses do not apply. See "Charges and Deductions"
   for a complete discussion.
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